Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

19.        Equity

As of December 31, 2021, the share capital of €1,234 (2020: €983) is composed of 123,419,772 (2020: 98,287,333) common shares with a par value of €0.01.

In May 2020, the Company implemented an at-the-market (“ATM”) program providing for the sales over time of up to $50,000,000 of its common shares. The Company issued approximately 12.5 million common shares under this ATM program, generating net proceeds of approximately €34.5 million. In November 2020, the Company implemented a new ATM program providing for additional sales over time of up to $75,000,000 of its common shares. As of December 31, 2021, the Company had issued a further approximately 4.4 million (2020: 7.9 million) shares from this new ATM program, generating approximately €24.4 million (2020: €34.5 million) in net proceeds.

In November 2021, the Company implemented a new ATM program providing for sales over time of up to $100 million of its common shares. As of December 31, 2021, the Company had issued approximately 0.2 million common shares from this new ATM program and generated approximately €1.6 million in net proceeds.

On January 15, 2021, the Group issued 19,166,667 common shares at a price of $6.00 per share in a public offering, resulting in net proceeds of approximately €88.7 million, incurring €6.1 million in underwriting commissions, legal and consulting expenses which were deducted from equity.

In April 2021, Silicon Valley Bank exercised all of its warrants and accordingly, the Group issued 173,482 common shares, refer to note 21.

In connection with common share issuances in 2021 an amount of €7.1 million (2020: €2.4 million) of direct and incremental transaction cost was deducted from equity.

In the Annual General Meeting of Affimed N.V. held on August 4, 2020 the structure of the authorized share capital was changed as cumulative shares were abolished. As of December 31, 2021, authorized share capital of the company amounts to €3,120 (2020: €3,120) and 311,950,000 (2020: 311,950,000) common shares, each with a nominal value of €0.01 per share.